UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23895

THE 2023 ETF SERIES TRUST

On behalf of the following series:

Harrison Street Infrastructure Active ETF
(Exact name of Registrant as specified in charter)

c/o Tidal Investments LLC
234 West Florida Street, Suite 700
Milwaukee, WI 53204
(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (855) 843-2534

Lissa Richter, Secretary
The 2023 ETF Series Trust
234 West Florida Street, Suite 700
Milwaukee, Wisconsin 53204
(Name and Address of Agent for Service)

Copy to:

W. John McGuire, Esquire
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Date of fiscal year end:
December 31

Date of reporting period:
June 30, 2026

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1):

SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2026

Harrison Street Infrastructure Active ETF

TICKER: NFRX  (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about Harrison Street Infrastructure Active ETF (the "Fund") for the period January 29, 2026* to June 30, 2026. You can find additional information about the Fund at www.harrisonstlistedinfra.com. You can also request this information by contacting us at (877)200-1878.

*    The inception date is January 29, 2026. Shares of NFRX were listed on The Nasdaq Stock Market, LLC, on January 30, 2026.

What were the Fund costs for the past period?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference(a)	Costs paid as a percentage of a $10,000 investmentFootnote Reference(b)
Harrison Street Infrastructure Active ETF	$35	0.80%
Footnote	Description
Footnote(a)	Amount shown reflects the expenses of the Fund from January 29, 2026 through June 30, 2026. Expenses would be higher if the Fund had been in operations for the six month period.
Footnote(b)	Annualized.

Key Fund Statistics

(as of June 30, 2026)

Table Summary
Fund Size (Thousands)	$106,325
Number of Holdings	34
Investment Advisory Fees	$204,617
Portfolio Turnover	15%

What did the Fund invest in?

(as of June 30, 2026)

Table Summary
Top Ten Holdings	(% of net assets)
Union Pacific Corp.	5.4
National Grid PLC	5.0
Williams Cos, Inc.	4.8
CenterPoint Energy, Inc.	4.4
Atmos Energy Corp.	4.3
Xcel Energy, Inc.	4.1
NextEra Energy, Inc.	4.0
Canadian National Railway Co.	3.9
Targa Resources Corp.	3.8
Aena S.M.E. S.A. - 144A	3.6

Sector Weightings

(% of Total Net Assets)

Table Summary
Value	Value
Cash & Cash Equivalents	0.6%
Short-Term Investments	1.4%
Communication Services	1.4%
Real Estate	2.8%
Energy	14.0%
Industrials	30.6%
Utilities	49.2%

Percentages are based on total net assets. Cash & Cash Equivalents represents cash and other assets in excess of liabilities.

How has the Fund changed?

There were no material changes during the reporting period.

Change in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit  www.harrisonstlistedinfra.com.

Harrison Street Infrastructure Active ETF  Tailored Shareholder Report

(b) Not Applicable.

Item 2. Code of Ethics.

Not applicable for the reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for the reporting period.

Item 6. Investments.

(a) The schedules of investments are included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) - (b) The Financial Statements and Financial Highlights are included herewith.

Semi-Annual Financial Statements
and Other Information
June 30, 2026 (Unaudited)

The 2023 ETF Series Trust

Harrison Street Infrastructure Active ETF	NFRX	Nasdaq Stock Market, LLC

The accompanying notes are an integral part of these consolidated financial statements.1

Schedule of InvestmentsHarrison Street Infrastructure Active ETF

June 30, 2026 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value
Communication Services - 1.4%
Cellnex Telecom S.A. - 144A	47,966	$1,433,176

Energy - 14.0%
Cheniere Energy, Inc.	11,083	2,648,948
Targa Resources Corp.	14,891	3,992,873
TC Energy Corp.	47,086	3,118,151
Williams Cos, Inc.	69,081	5,135,481
		14,895,453

Industrials - 30.6%
Aena S.M.E. S.A. - 144A	127,305	3,877,929
Canadian National Railway Co.	34,504	4,117,611
CSX Corp.	69,462	3,301,529
East Japan Railway Co.	96,990	2,032,916
Ferrovial NV	42,739	2,929,038
Grupo Aeroportuario del Sureste SAB de CV - Class B	70,693	2,167,258
International Container Terminal Services, Inc.	190,095	2,756,796
Transurban Group	311,530	3,101,590
Union Pacific Corp.	20,994	5,710,368
Vinci S.A.	17,688	2,582,877
		32,577,912

Real Estate - 2.8%
American Tower Corp.	18,119	2,963,725

Utilities - 49.2%
Ameren Corp.	21,715	2,454,664
American Electric Power Co., Inc.	24,963	3,415,188
Atmos Energy Corp.	26,622	4,586,172
CenterPoint Energy, Inc.	107,166	4,719,591
Compania Paranaense de Energia - Copel	725,004	2,109,440
Consolidated Edison, Inc.	12,152	1,344,376
Dominion Energy, Inc.	7,868	537,306
Elia Group S.A./NV - Class B	18,928	3,023,473
Entergy Corp.	33,549	3,853,438
FirstEnergy Corp.	32,588	1,549,233
Italgas SpA	233,053	2,698,812
Kansai Electric Power Co., Inc.	62,169	873,872
National Grid PLC	319,389	5,287,196
NextEra Energy, Inc.	48,495	4,256,406
Pennon Group PLC	132,710	819,962
PG&E Corp.	193,960	3,262,407
Sempra	34,712	3,218,149
Xcel Energy, Inc.	53,789	4,319,257
		52,328,942

TOTAL COMMON STOCKS (Cost $102,234,441)		104,199,208

The accompanying notes are an integral part of these consolidated financial statements.2

Schedule of InvestmentsHarrison Street Infrastructure Active ETF

June 30, 2026 (Unaudited)

SHORT-TERM INVESTMENTS - 1.4%	Principal	Value
Time Deposits - 1.4%
ANZ, Hong Kong, 2.94%, 07/01/2026	AUD30	$20
Citibank, London, 1.13%, 07/01/2026	EUR250,142	285,812
Citibank, London, 2.67%, 07/01/2026	GBP21	27
Citibank, New York, 2.97%, 07/01/2026	USD979,267	979,267
Royal Bank of Canada, Toronto, 1.02%, 07/02/2026	CAD237,643	167,561
Sumitomo Mitsui Banking Corp., Tokyo, 0.24%, 07/01/2026	JPY1,088,739	6,696
TOTAL SHORT-TERM INVESTMENTS (Cost $1,439,383)		1,439,383

TOTAL INVESTMENTS - 99.4% (Cost $103,673,824)		$105,638,591
Other Assets in Excess of Liabilities - 0.6%		686,123
TOTAL NET ASSETS - 100.0%		$106,324,714

Percentages are stated as a percent of net assets.

144A - Securities exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

PLC - Public Limited Company

USD - United States Dollar

Summary of Investment Type
Sector	Percentage of Net Assets
Utilities	49.2%
Industrials	30.6%
Energy	14.0%
Real Estate	2.8%
Communication Services	1.4%
Time Deposits	1.4%
Total Investments	99.4%
Other Assets in Excess of Liabilities	0.6%
Total Net Assets	100.0%

The accompanying notes are an integral part of these consolidated financial statements.3

Statement of Assets and Liabilities

June 30, 2026 (Unaudited)

Harrison Street Infrastructure Active ETF
ASSETS:
Investments, at value (cost $103,673,824) (Note 2)	$105,638,591
Cash	2,107
Foreign currency, at value (cost $98,105)	96,785
Receivables:
Securities sold	794,183
Capital shares	668,695
Dividends	345,998
Foreign tax reclaim	46,476
Due from the Adviser (Note 4)	4,748
Total assets	107,597,583

LIABILITIES:
Payables:
Securities purchased	1,175,408
Investment advisory fees (Note 4)	47,679
Administration fees (Note 4)	29,553
Professional fees	6,629
Shareholder reporting fees	4,396
Trustees’ fees	2,960
Registration fees	2,167
Other accrued expenses payable	4,077
Total liabilities	1,272,869
NET ASSETS	$106,324,714

NET ASSETS CONSIST OF:
Paid-in capital	$104,230,728
Total distributable earnings	2,093,986
Total net assets	$106,324,714

Net assets	$106,324,714
Shares issued and outstanding(a)	3,975,000
Net asset value per share	$26.75

(a)Unlimited shares authorized without par value.

The accompanying notes are an integral part of these consolidated financial statements.4

Statement of Operations

Harrison Street Infrastructure Active ETF
Period Ended June 30, 2026* (Unaudited)
INVESTMENT INCOME:
Interest income	$11,783
Dividend income	1,622,639
Other income	976
Less: Dividend withholding taxes	(124,431)
Total investment income	1,510,967

EXPENSES:
Investment advisory fee (Note 4)	232,913
Administration fees (Note 4)	85,106
Professional fees	18,112
Shareholder reporting fees	12,493
Trustees’ fees	7,497
Registration fees	6,377
Other expenses	5,027
Total expenses	367,525
Fee waiver and expense reimbursement (Note 4)	(28,296)
Net expenses	339,229
NET INVESTMENT INCOME	1,171,738

REALIZED AND UNREALIZED (LOSS) GAIN
Net realized (loss) gain from:
Investments	(585,374)
In-kind redemptions	631,937
Foreign currency transactions	(18,868)
Net realized gain	27,695
Net change in unrealized appreciation (depreciation) on:
Investments	1,964,767
Foreign currency transactions	(5,017)
Net change in unrealized appreciation	1,959,750
Net realized and unrealized gain	1,987,445
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,159,183

*Inception date of the Fund was January 29, 2026.

The accompanying notes are an integral part of these consolidated financial statements.5

Statement of Changes in Net Assets

Harrison Street Infrastructure Active ETF
Period Ended June 30, 2026* (Unaudited)
OPERATIONS:
Net investment income	$1,171,738
Net realized gain	27,695
Net change in unrealized appreciation	1,959,750
Net increase in net assets from operations	3,159,183

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,065,197)
Total distributions to shareholders	(1,065,197)

CAPITAL TRANSACTIONS:
Shares sold	112,354,398
Shares redeemed	(8,123,670)
Net increase in net assets from capital transactions	104,230,728
NET INCREASE IN NET ASSETS	106,324,714

NET ASSETS:
Beginning of period	—
End of period	$106,324,714

SHARES TRANSACTIONS
Shares sold	4,275,000
Shares redeemed	(300,000)
Net increase in shares outstanding	3,975,000

*Inception date of the Fund was January 29, 2026.

The accompanying notes are an integral part of these consolidated financial statements.6

Financial Highlights

Harrison Street Infrastructure Active ETF
Period Ended June 30, 2026* (Unaudited)
SELECTED PER SHARE DATA:

Net asset value, beginning of period	$25.19

INVESTMENT OPERATIONS:
Net investment income(a)	0.31
Net realized and unrealized gain on investments(b)	1.52
Total from investment operations	1.83

LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)
Total distributions	(0.27)
Net asset value, end of period	$26.75

Total Return at Net Asset Value(c)	7.25%
Total Return at Market Value(d)	7.39%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$106,325
Ratio of expenses to average net assets(e)	0.87%
Ratio of expenses to average net assets, including waivers(e)	0.80%
Ratio of net investment income to average net assets(e)	2.77%
Portfolio turnover rate(f)	15%

*Inception date of the Fund was January 29, 2026.

(a)Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)Not annualized for periods less than one year.

(d)Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(e)Annualized for periods less than one year.

(f)Portfolio turnover rate excludes in-kind transactions.

Notes to the Financial Statements

June 30, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

Harrison Street Infrastructure Active ETF (a “Fund”) is a non-diversified series of The 2023 ETF Series Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on January 23, 2023. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Harrison Street Private Wealth LLC (“Harrison Street” or the “Adviser”), serves as the investment adviser to the Fund. Tidal Investments LLC (“Tidal” or the “Sub-Adviser”) serves as sub-adviser to the Fund. The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies”.

Harrison Street Infrastructure Active ETF commenced operations on January 29, 2026.

The Fund is an actively managed exchange-traded fund (“ETF”) and uses an active investment strategy in seeking to achieve its investment objective.

The investment objective of the Fund is to seek long-term capital appreciation and income.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities that are listed on a domestic or foreign securities exchange and for which market quotations are readily available are generally valued at the official closing price on the principal exchange or market on which the security is traded. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. If there has been no published closing price on such day, the securities are valued at the mean of the closing bid and ask prices.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued”, consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical

Notes to the Financial Statements

June 30, 2026 (Unaudited) (Continued)

instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2026:

	Level 1	Level 2	Level 3*	Total
Assets:
Investments:
Common Stocks	$104,199,208	$—	$—	$104,199,208
Time Deposits	—	1,439,383	—	1,439,383
Total Investments	$104,199,208	$1,439,383	$—	$105,638,591

*There were no transfers in or out of Level 3

B.Federal Income Taxes. The Fund intends to qualify as a regulated investment company (“RIC”) under Sub-Chapter M of the Code and accordingly, will generally not be subject to federal and state income taxes or federal excise taxes to the extent that it intends to make sufficient distributions of net investment income and net realized capital gains.

C.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s book and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

D.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the

Notes to the Financial Statements

June 30, 2026 (Unaudited) (Continued)

ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

E.Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Fund has implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

F.Distributions to Shareholders. Dividends from net investment income, if any, generally are declared and paid quarterly by the Fund. Distributions of remaining net realized securities gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis. Distributions are recorded on the ex-dividend date.

G.Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

H.Share Valuation. The NAV per share for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of shares outstanding, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

I.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J.Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Equity Market Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over a short and extended periods of time. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

Notes to the Financial Statements

June 30, 2026 (Unaudited) (Continued)

•Common Stocks Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

•Preferred Stock Risk. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters.

•Convertible Securities Risk. The Fund may invest in convertible securities which are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock or other equity interests at a specified price or conversion ratio during a specified period. Although convertible bonds, convertible preferred stocks, and other securities convertible into equity securities may have some attributes of income securities or debt securities, the Fund generally treats such securities as equity securities. While the value of convertible securities depends in part on interest rate changes and the credit quality of the issuers, the value of these securities will also change based on changes in the value of the underlying stock. In addition, convertible securities generally have less potential for gain than common stocks and generally pay less income than non-convertible bonds.

Infrastructure Companies Risk. An investment in the Fund is subject to certain risks associated with the ownership of infrastructure and infrastructure-related assets in general, including: the burdens and costs of ownership of infrastructure; changes in interest rates and the availability and cost of capital that may render the purchase, sale or refinancing of infrastructure assets difficult or impracticable; local, national and international economic conditions; the supply and demand for services from and access to infrastructure; the financial condition of users and suppliers of infrastructure assets; supply chain, distribution, and business disruptions; changes in laws and regulations, including environmental and planning laws, and other governmental rules; environmental claims arising in respect of infrastructure acquired with undisclosed or unknown environmental problems or as to which inadequate reserves have been established; disruptive weather and environmental effects; changes in energy prices; changes in fiscal and monetary policies; negative developments in the domestic and international economy; and uninsured casualties. Some infrastructure companies may rely heavily on government contracts or other forms of public sector financing and thus are subject to heightened political risks, including reduced government spending or changes in policy priorities. Certain companies are subject to extensive government regulation and may incur significant compliance costs. They also may face the risk of liability for environmental damage or infrastructure failures.

Infrastructure Companies Concentration Risk. The Fund’s strategy of concentrating (i.e., investing more than 25% of the value of the Fund’s assets) in infrastructure companies means that its performance will be closely tied to the performance of a particular market segment. The Fund’s concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of

Notes to the Financial Statements

June 30, 2026 (Unaudited) (Continued)

economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices. Investments in foreign companies’ securities, including investments via depositary receipts, are subject to special risks, including the following:

•Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and give rise to certain additional risks. Depositary receipts listed on U.S. or foreign exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (Underlying Shares). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

•Currency and Exchange Rate Risks The Fund’s assets may include exposure to investments denominated in non-U.S. currencies or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

•Emerging Markets Risk. The Fund may invest directly or indirectly, via ADRs, in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact the Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, the Fund may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

ETF Risks

○Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited

Notes to the Financial Statements

June 30, 2026 (Unaudited) (Continued)

number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

○Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

○Trading. Although Shares are listed for trading on a national securities exchange, such as the Exchange, and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility.

○Not Individually Redeemable. Shares are not individually redeemable by retail investors and may be redeemed from the Fund only by Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough shares to constitute a Creation Unit.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Fund’s Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective. In addition, the Adviser relies on the services of certain executive officers who have relevant knowledge of the investments in which the Fund may invest and familiarity with the Fund’s investment objectives, strategies and investment features. The loss of the services of any of these key personnel could have a material adverse impact on the Fund.

Notes to the Financial Statements

June 30, 2026 (Unaudited) (Continued)

Market Capitalization Risk

•Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

•Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of midcapitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

•Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

REITs Risk. The Fund may invest in entities that are intended to qualify as REITs. The risks of investing in REITs include certain risks associated with the real estate industry in general. Investments in REITs also involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. In addition, to the extent the Fund holds interests in REITs, investors in the Fund bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). In addition, REITs may fail to qualify for the favorable tax treatment available to REITs or may fail to maintain their exemptions from investment company registration. Qualification as a REIT under the Code, in any particular year is a complex analysis that depends on a number of factors. There can be no guarantee that any entity in or through which the Fund invests will qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Fund’s yield on that investment and could adversely affect the Fund’s NAV.

Large Shareholder Risk – To the extent a large number of shares of the Fund are held by a single shareholder (e.g., an institutional investor or another fund advised by Harrison Street) or a small group of shareholders, the Fund is subject to the risk that a redemption by that shareholder or group could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its

Notes to the Financial Statements

June 30, 2026 (Unaudited) (Continued)

Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund and has overall responsibility for the general management and administration of the Fund pursuant to an investment advisory agreement with the Trust, on behalf of the Fund (the “Advisory Agreement”). The Adviser is also responsible for, among other things, selecting investments for purchase and sale, providing direction related to the Sub-Adviser’s trading of portfolio securities on behalf of the Fund, and overseeing the Sub-Adviser, including regular review of the Sub-Adviser’s performance. For the services provided to the Fund, the Fund pays the Adviser a management fee, which is calculated daily and paid monthly, at an annual rate of 0.55% based on the Fund’s average daily net assets. The Adviser pays the Sub-Adviser out of the management fee it receives from the Fund. Investment Advisory Fees for the period ended June 30, 2026, are disclosed in the Statement of Operations.

Contractual arrangements have been made with the Adviser, through April 30, 2027 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.80%, excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business.

Fee waivers and/or expense reimbursements by the Fund’s Adviser are subject to repayment by the Fund to the Adviser only within the same fiscal year of such waiver/reimbursement. Repayment is limited to amounts that would not cause the Fund’s total annual operating expenses that are subject to the contractual expense limitation to exceed an annualized rate of 0.80% for the current fiscal year to date (taking into account any reimbursements or waiver by the Adviser and repayments by the Fund).

These arrangements cannot be terminated prior to April 30, 2027 without the Board’s consent.

Tidal Investments LLC (“Tidal” or the “Sub-Adviser”), located at 234 West Florida Street, Suite 700, Milwaukee, Wisconsin 53204, is an SEC registered investment adviser and a Delaware limited liability company. Tidal was founded in March 2012 and serves as investment sub-adviser to the Fund pursuant to a sub-advisory agreement between the Adviser and Sub-Adviser (the “Sub-Advisory Agreement”). As of November 30, 2025, Tidal had assets under management of approximately $45.22 billion and served as the investment adviser or sub-adviser for 340 registered funds. The Sub-Adviser is responsible for trading portfolio securities and executing other investment instruments on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and oversight of the Board. Under the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.04% on up to $250 million in assets and 0.03% on assets greater than $250 million, subject to a $23,000 minimum.

Brown Brothers Harriman & Co. (“BBH”) serves as the administrator, custodian and transfer agent to the Fund. For services provided under the administration agreement with the Trust, BBH is entitled to a fee based on assets under management, paid by the Fund.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Shares.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each fund in the Trust, including the Fund, is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares.

Notes to the Financial Statements

June 30, 2026 (Unaudited) (Continued)

No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because such fees are paid out of Fund assets on an ongoing basis, over time these fees would increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities and in-kind transactions, were as follows:

Purchases	Sales
$13,366,200	$14,757,075

For the period ended June 30, 2026, there were no purchases and sales of long-term U.S. government securities.

For the period ended June 30, 2026, the costs of in-kind subscriptions and the proceeds from in-kind redemptions were as follows:

Purchases	Sales
$111,394,160	$7,815,406

NOTE 6 - FEDERAL INCOME TAX INFORMATION

The tax character of distributions paid during the period ended June 30, 2026, were as follows:

Distributions paid from:	June 30, 2026
Ordinary Income	$1,065,197

As of the period ended June 30, 2026, gross unrealized appreciation and depreciation of investments owned by each Fund, based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$103,673,824	$5,072,495	$(3,107,728)	$1,964,767

NOTE 7 - FEDERAL INCOME TAX INFORMATION

Shares of the Fund are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in-kind in exchange for a portfolio of securities and/or a designated amount of U.S. cash. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor.

Notes to the Financial Statements

June 30, 2026 (Unaudited) (Continued)

The Fund currently offers one class of shares. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard creation/redemption transaction fees for the Fund regardless of the number of Creation Units created in the transaction, are presented in the table below:

Fixed Creation/Redemption Transaction Fee	Maximum Variable Transaction Fee
$500	2%

NOTE 8 – SEGMENT REPORTING

The Adviser’s Investment Committee acts as the Fund’s chief operating decision maker (CODM) assessing performance and making decisions about resource allocation. The CODM has determined that the Fund operates as a single segment. The CODM monitors the operating results of the Fund as a whole and the Fund makes investments in accordance with its investment objective as outlined in its prospectus. The financial information used by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

The accounting policies of the segment are the same as those described in Note 2. Significant Accounting Policies. The financial statements include all the details of the segment assets, segment revenue and expenses, and reflect the financial result of the segment.

NOTE 9 – NEW ACCOUNTING PRONOUNCEMENTS

During the period the Fund adopted the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Management determined there was no material impact to these financial statements as a result of adoption of ASU 2023-09.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Trust has determined that there are no subsequent events to note.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with the Fund’s accountants during the period ended June 30, 2026.

Proxy Voting Policies and Procedures

The Board has delegated the responsibility to vote proxies for securities held in a Fund’s portfolio to each Fund’s investment adviser. Proxies for the portfolio securities are voted in accordance with the relevant Adviser’s proxy voting policies and procedures. Information regarding how a Fund voted proxies relating to its portfolio securities during the most recent twelve-month period ended June 30 will be available without charge by calling (877) 200-1878 and on the SEC’s website at www.sec.gov.

Portfolio Holdings Information

The Trust files the Fund’s complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov. Information regarding the Trust’s Form N-PORT filings is also available, without charge, by calling toll-free, (877) 200-1878.

Discount & Premium Information

Information regarding how often shares traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.harrisonstlistedinfra.com.

Board Approval of Advisory and Sub-Advisory Agreements

At a meeting held on December 16-17, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of The 2023 ETF Series Trust (“Trust”) considered and approved, for an initial two year term, the following agreements (the “Agreements”) with respect to the Harrison Street Infrastructure Active ETF (the “Fund”), a new series of the Trust:

•the Investment Advisory Agreement between the Trust and Harrison Street Private Wealth LLC (the “Adviser”), pursuant to which the Adviser will provide advisory services to the Fund; and

•the Investment Sub-Advisory Agreement between the Adviser and Tidal Investments LLC (the “Sub-Adviser”), pursuant to which the Sub-Adviser will provide sub-advisory services to the Fund.

The Board, which is comprised solely of Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “Independent Trustees”), was advised by legal counsel throughout the process.

To evaluate the Agreements, the Board requested, and the Adviser and Sub-Adviser provided such materials as the Board, with the advice of counsel, deemed reasonably necessary. The Board also met with representatives of the Adviser and Sub-Adviser at the Meeting, during which the Independent Trustees and the Adviser’s and Sub-Adviser’s representatives discussed the materials that had been provided as well as other related matters concerning the Fund. In determining whether to approve the Agreements, the Board considered various factors, including (i) the nature, extent and quality of services to be provided by the Adviser and Sub-Adviser to the Fund; (ii) the investment objective and strategy for the Fund and, because the Fund is new and therefore has no performance record, how the Fund’s strategies might be expected to perform in the future; (iii) the profits anticipated to be realized by the Adviser and Sub-Adviser from providing advisory and sub-advisory services to the Fund; (iv) fees charged to comparable funds; (v) the extent to which economies of scale would be shared as the Fund grows; and (vi) other factors the Board deemed to be relevant.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services to be provided by the Adviser and Sub-Adviser. The Board reviewed the Agreements and both the Adviser’s and Sub-Adviser’s anticipated responsibilities with respect to providing investment advisory and sub-advisory services to the Fund. The Board noted that (i) the Adviser’s responsibilities include selecting investments for purchase and sale, providing direction related to the Sub-Adviser’s trading of portfolio securities on behalf of the Fund, and overseeing the Sub-Adviser, including regular review of the Sub-Adviser’s performance, overseeing general portfolio compliance with relevant law, monitoring compliance with various policies and procedures and applicable securities regulations, periodic reporting to the Board, and implementing Board directives as they relate to the Fund; and (ii) the Sub-Adviser’s responsibilities include trading portfolio securities and other investment instruments on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and oversight of the Board.

The Board considered the background, sophistication and experience of the Adviser’s and Sub-Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the Fund. The Board also considered the Adviser’s and Sub-Adviser’s extensive administrative and compliance infrastructures. The Board appreciated the fact that both the Adviser and the Sub-Adviser have deep experience and expertise serving as the investment adviser or sub-adviser to other pooled investment vehicles.

The Board considered the Adviser’s and Sub-Adviser’s portfolio management resources, structures and practices, including those associated with monitoring and seeking to ensure the Fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s and Sub-Adviser’s overall investment management businesses, including the financial resources available to them needed to deliver high quality advisory and sub-advisory services to the Fund.

Board Approval of Advisory and Sub-Advisory Agreements (Continued)

Investment Performance

Because the Fund is new and has not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board discussed with representatives of the Adviser and Sub-Adviser the proposed portfolio management teams and the investment strategies to be employed in the management of the Fund’s assets. The Board considered the Adviser’s and the Sub-Adviser’s reputations and experience, including their experience managing other accounts.

Fees Charged to Comparable Funds

The Board reviewed the advisory fee to be paid by the Fund to the Adviser and the sub-advisory fee to be paid by the Adviser to the Sub-Adviser for their respective services to be provided to the Fund under the Agreements. The Board reviewed a report prepared by an independent third-party, comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board discussed the Fund’s contractual and actual management fee and total expense ratio and noted that, unlike other series of the Trust, the Fund’s fee structure was not a “unitary fee.” The Board considered that the proposed contractual management fee for the Fund was below the median of the Fund’s peer group. The Board also considered that the Fund’s estimated actual total expenses were above the Fund’s peer group median, but not the highest. The Board reviewed the costs and expenses to be incurred by the Adviser and Sub-Adviser in providing advisory services and evaluated the compensation and benefits to be received by the Adviser and Sub-Adviser from their relationship with the Fund. The Board took into account that the Adviser had agreed to contractually limit the Fund’s expenses through  April 30, 2027.

Profitability and Economies of Scale

The Board considered information concerning the anticipated profitability of the Adviser and Sub-Adviser from managing the Fund. The Board appreciated that, because the Fund is new, information concerning the Adviser’s and Sub-Adviser’s profitability with respect to the Fund was based on estimates and therefore, to a large degree, speculative. The Board noted that it will have opportunities in the future to consider and evaluate each of the Adviser’s and Sub-Adviser’s profitability from managing the Fund after the Fund commences operations and the Adviser and Sub-Adviser begin receiving their respective fees. The Board also considered whether economies of scale or other efficiencies might result as the Fund’s assets grow. As the Fund has not yet commenced operations, the Board observed that it is difficult to draw any meaningful conclusions. However, the Board noted that the Adviser had implemented a contractual fee waiver with respect to the Fund, which caps the Fund’s total expense ratio. The Board further noted that it intends to monitor for the existence of economies of scale with respect to the management of the Fund.

Other Benefits

The Board considered other benefits that might be derived by the Adviser and Sub-Adviser from their relationship with the Fund. The Board also considered the potential benefits flowing to the Adviser from sponsoring for the first time an exchange-traded fund.

Conclusion

After reviewing these and other factors, the Board concluded, in the context of its overall review of the Agreements, that the nature, extent and quality of services to be provided supported its approval of the Agreements and that the fee to be charged thereunder was reasonable. In the Independent Trustees’ deliberations, each Trustee gave specific factors the weight that Trustee thought appropriate. No single factor was determinative of the Board’s decision to approve the Agreements on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it.

Adviser

Harrison Street Private Wealth LLC
5050 South Syracuse Street, Suite 1100
Denver, Colorado 80237

Distributor

Foreside Fund Services, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Administrator, Custodian and Transfer Agent

Brown Brothers Harriman & Co.
50 Post Office Square
Boston, Massachusetts 02110

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Information included in Item 7, if applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Information included in Item 7, if applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Information included in Item 7, if applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Information included in Item 7, if applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 16. Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The 2023 ETF Series Trust

By:	/s/ Eric W. Falkeis
Eric W. Falkeis, President and Principal Executive Officer of the Trust

Date:	September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Eric W. Falkeis
Eric W. Falkeis, President and Principal Executive Officer of the Trust

Date:	September 4, 2026

By:	/s/ Aaron Perkovich
Aaron Perkovich, Treasurer and Principal Financial Officer of the Trust

Date:	September 4, 2026